Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000250824 | Top 5 Fixed IncomeUnited States
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000250824 | Top 5 Fixed IncomeBrazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250824 | Top 5 Fixed IncomeColombia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000250824 | Top 5 Fixed IncomeMexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250824 | Top 5 Fixed IncomeRepublic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250824 | Top 5 Equity Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250824 | Top 5 Equity Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250824 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000250824 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000250824 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000250824 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250824 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250824 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250824 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250824 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250824 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250823 | Top 5 Fixed IncomeUnited States
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000250823 | Top 5 Fixed IncomeBrazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250823 | Top 5 Fixed IncomeColombia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000250823 | Top 5 Fixed IncomeMexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250823 | Top 5 Fixed IncomeRepublic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250823 | Top 5 Equity Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250823 | Top 5 Equity Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250823 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000250823 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000250823 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000250823 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250823 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250823 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250823 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250823 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250823 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250826 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000250826 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250826 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000250826 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000250826 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250826 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000250826 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250826 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250826 | AssetOptions
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000250825 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000250825 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250825 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000250825 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000250825 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250825 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000250825 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250825 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250825 | AssetOptions
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)